Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 15,595	$ 1,323
Accounts receivable	545	282
Inventories	1,588	677
Other current assets	136	137
Total current assets	17,864	2,419
Property, plant and equipment, net	570	540
Intangible assets, net	0	4,302
Goodwill	0	189
Other assets	21	21
TOTAL ASSETS	18,455	7,471
Current liabilities
Accounts payable	862	1,987
Accrued compensation	1,021	909
Other current liabilities	208	364
Total current liabilities	2,091	3,260
Common stock warrant liability	0	1,843
Other liabilities	126	126
Total liabilities	2,217	5,229
Commitments and contingencies
Temporary Stockholders' Equity
Series D convertible preferred stock as of December 31, 2017 and December 31, 2016, par value $0.0001 per share; authorized 0 and 900 shares, respectively, issued and outstanding 0 and 700, respectively	0	485
Stockholders' equity
Preferred stock	0	0
Common stock as of December 31, 2017 and December 31, 2016, par value $0.0001 per share; authorized 100,000,000 shares, issued and outstanding 271,357 and 2,801, respectively	0	0
Additional paid-in capital	197,367	169,496
Accumulated other comprehensive income:
Foreign currency translation adjustment	1,227	1,235
Accumulated deficit	(182,356)	(168,974)
Total stockholders' equity	16,238	1,757
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	18,455	7,471
Series A Junior Participating Preferred Stock [Member]
Stockholders' equity
Preferred stock	0	0
Series B-1 Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock	0	0
Series C Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock	0	0
Series F Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock	$ 0	$ 0